Credit Risk - Disclosure of ECL Reconciliation (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Less: Recoveries net of collection costs	£ (10)	£ (7)
ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	94	119
Change in economic scenarios	(8)	(27)
Change to ECL models	0	6
New lending and assets purchased	40	89
Redemptions, repayments and assets sold	(89)	(123)
Changes in risk parameters and other movements	74	0
Assets written off	(101)	(98)
Net movement in the period, ECL	10	(34)
ECL (release)/charge to the Income Statement	111	64
Less: Discount unwind	(10)	(11)
Less: Recoveries net of collection costs	4	7
ECL Charge/(Release) To The Income Statement From Continued Operations	105	60
ECL | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(870)	(994)
Ending balance	(880)	(960)
Exposures - On balance sheet
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	0
New lending and assets purchased	30,765	19,014
Redemptions, repayments and assets sold	(18,654)	(25,767)
Changes in risk parameters and other movements	(4,107)	1,641
Assets written off	(242)	(135)
Net movement in the period	7,762	(5,247)
Exposures - On balance sheet | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	290,484	300,969
Ending balance	298,246	295,722
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(9)	(15)
Transfers from Stage 2 to Stage 1	63	113
Transfers to Stage 3	(1)	(1)
Transfers from Stage 3	4	0
Transfers of financial instruments	57	97
Net ECL remeasurement on stage transfer	(59)	(98)
Change in economic scenarios	(6)	(9)
Change to ECL models	0	(5)
New lending and assets purchased	21	31
Redemptions, repayments and assets sold	(15)	(30)
Changes in risk parameters and other movements	(12)	(5)
Assets written off	0	0
Net movement in the period, ECL	(14)	(19)
ECL (release)/charge to the Income Statement	(14)	(19)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL Charge/(Release) To The Income Statement From Continued Operations	(14)	(19)
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1 | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(153)	(170)
Ending balance	(139)	(151)
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(5,184)	(10,809)
Transfers from Stage 2 to Stage 1	4,978	7,868
Transfers to Stage 3	(123)	(222)
Transfers from Stage 3	8	12
Transfers of financial instruments	(321)	(3,151)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	(2,287)
New lending and assets purchased	30,444	18,171
Redemptions, repayments and assets sold	(16,209)	(22,531)
Changes in risk parameters and other movements	(4,405)	4,816
Assets written off	0	0
Net movement in the period	9,509	(4,982)
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1 | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	266,290	274,010
Ending balance	275,799	269,028
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	9	15
Transfers from Stage 2 to Stage 1	(63)	(113)
Transfers to Stage 3	(25)	(37)
Transfers from Stage 3	23	24
Transfers of financial instruments	(56)	(111)
Net ECL remeasurement on stage transfer	69	116
Change in economic scenarios	2	(19)
Change to ECL models	0	37
New lending and assets purchased	16	31
Redemptions, repayments and assets sold	(42)	(41)
Changes in risk parameters and other movements	(6)	(70)
Assets written off	0	0
Net movement in the period, ECL	(17)	(57)
ECL (release)/charge to the Income Statement	(17)	(57)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL Charge/(Release) To The Income Statement From Continued Operations	(17)	(57)
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2 | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(359)	(462)
Ending balance	(342)	(405)
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	5,184	10,809
Transfers from Stage 2 to Stage 1	(4,978)	(7,868)
Transfers to Stage 3	(648)	(690)
Transfers from Stage 3	342	304
Transfers of financial instruments	(100)	2,555
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	2,361
New lending and assets purchased	294	721
Redemptions, repayments and assets sold	(2,004)	(2,584)
Changes in risk parameters and other movements	190	(3,398)
Assets written off	0	0
Net movement in the period	(1,620)	(345)
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2 | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	21,422	23,879
Ending balance	19,802	23,534
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	26	38
Transfers from Stage 3	(27)	(24)
Transfers of financial instruments	(1)	14
Net ECL remeasurement on stage transfer	84	101
Change in economic scenarios	(4)	1
Change to ECL models	0	(26)
New lending and assets purchased	3	27
Redemptions, repayments and assets sold	(32)	(52)
Changes in risk parameters and other movements	92	75
Assets written off	(101)	(98)
Net movement in the period, ECL	41	42
ECL (release)/charge to the Income Statement	142	140
Less: Discount unwind	(10)	(11)
Less: Recoveries net of collection costs	4	7
ECL Charge/(Release) To The Income Statement From Continued Operations	136	136
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3 | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(358)	(362)
Ending balance	(399)	(404)
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	771	912
Transfers from Stage 3	(350)	(316)
Transfers of financial instruments	421	596
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	(74)
New lending and assets purchased	27	122
Redemptions, repayments and assets sold	(441)	(652)
Changes in risk parameters and other movements	108	223
Assets written off	(242)	(135)
Net movement in the period	(127)	80
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3 | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,772	3,080
Ending balance	£ 2,645	£ 3,160